Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 12 – Stock Based Compensation

The Bancorp’s 2004 Stock Option Plan (the Plan), which is stockholder-approved, permits the grant of share options to its employees for up to 250,000 shares of common stock. Awards granted under the Plan may be in the form of incentive stock options, non-incentive stock options, or restricted stock. The purposes of the Plan are to attract and retain the best available personnel, to provide additional incentives for all employees and to encourage their continued employment by facilitating employees’ purchases of an equity interest in the Bancorp. Option awards are generally granted with an exercise price equal to the market price of the Bancorp’s common stock at the date of grant; those option awards have five year vesting periods and have ten year contractual terms. Total compensation cost that has been charged against income for incentive stock options was approximately $1,000 for 2011 and 2010.

The fair value of each incentive stock option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Company’s common stock. No incentive stock options were granted during 2011 or 2010. The Company uses historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

A summary of the Bancorp’s stock option activity for 2011 and 2010 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at January 1, 2010	65,747	$23.69
Granted	-	-
Exercised	-	-
Forfeited or expired	(16,500)	21.98
Outstanding at end of year	49,247	$24.27	1.7	$-

Vested or expected to vest	49,247	$24.27	1.7	$-

Exercisable at December 31, 2010	48,247	$24.18	1.6	$-

Granted	-	-
Exercised	-	-
Forfeited or expired	(8,747)	19.50
Outstanding at end of year	40,500	$25.30	1.1	$-

Vested or expected to vest	40,500	$25.30	1.1	$-

Exercisable at December 31, 2011	39,500	$25.22	1.0	$-

As of December 31, 2011, there was approximately $1,000 of total unrecognized compensation costs related to non-vested incentive stock options granted under the Plan. The cost is expected to be recognized over a weighted-average period of 1.2 years.

Restricted stock awards are generally granted with an award price equal to the market price of the Bancorp’s common stock on the award date. Restricted stock awards have been issued with a five year vesting period. Forfeiture provisions exist for personnel that separate employment before the vesting period expires. Compensation expense related to restricted stock awards are recognized over the vesting period. Total compensation cost that has been charged against income for those plans was approximately $32,000 and $35,000 for 2011 and 2010, respectively.

A summary of changes in the Bancorp’s non-vested restricted stock for 2011 and 2010 follows:

Non-vested Shares	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2010	7,550	$26.55
Granted	300	16.75
Vested	(250)	35.50
Forefited	(850)	26.76
Non-vested at December 31, 2010	6,750	25.72

Granted	-	-
Vested	(3,000)	31.57
Forefited	-	-
Non-vested at December 31, 2011	3,750	$21.05

As of December 31, 2011, there was approximately $32,000 of total unrecognized compensation cost related to non-vested restricted shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of 1.8 years.